Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 6,740	$ 10,060
Trade receivables, net	1,493	1,279
Other receivables, deposits and prepayments	762	466
Inventories	2,127	1,097
Income tax recoverable	5	5
Financial instruments at fair value	395	504
Total current assets	11,522	13,411
Investment in life insurance contract	167	163
Financial instruments at amortized cost	0	523
Property, plant and equipment, net	9,995	9,500
Intangible assets, net	1,600	1,813
Deferred tax asset	333	779
Right-of-use assets	133	232
Total assets	23,750	26,421
Current liabilities
Notes payable – secured	74	25
Bank loans – secured	258	967
Accounts payable	531	572
Contract liabilities	320	317
Accrued charges and deposits	3,243	3,165
Refund liabilities	28	29
Payable to affiliated parties	80	79
Income tax payable	0	165
Lease liabilities	114	105
Total current liabilities	4,648	5,424
Lease liabilities (non-current)	19	127
Long-term loan	2,922	2,773
Long-term deposit received	818	701
Total liabilities	8,407	9,025
Stockholders’ equity
Preferred stock par value $0.03 per share - $0.01 par value (authorized: 10,000,000 shares; no shares issued and outstanding as of March 31, 2021 and 2022)	0	0
Common stock par value $0.003 per share - authorized shares - 23,333,334 - issued shares: March 31, 2021: 5,828,205; March 31, 2022: 5,828,205. - outstanding shares: March 31, 2021: 4,857,187; March 31, 2022: 4,857,187.	17	17
Additional paid-in capital	22,795	22,795
Treasury stock at cost: March 31, 2021: 971,018; March 31, 2022: 971,018.	(3,082)	(3,082)
Accumulated deficit	(7,083)	(4,323)
Accumulated other comprehensive income	2,696	1,989
Total stockholders' equity	15,343	17,396
Total liabilities and stockholders’ equity	$ 23,750	$ 26,421